UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 106.5%
DIVERSIFIED 6.2%
American Assets Trust(a),(b)	387,981	$16,791,818
BGP Holdings PLC (Australia) (EUR)(c),(d),(e)	3,927,678	0
Gramercy Property Trust	717,958	20,153,081
Vornado Realty Trust(a),(b)	523,968	58,684,416
		95,629,315
HEALTH CARE 12.2%
Aviv REIT(a)	700,936	25,584,164
Health Care REIT	561,221	43,416,056
Healthcare Trust of America, Class A	944,650	26,317,949
Omega Healthcare Investors	243,901	9,895,064
Physicians Realty Trust	617,890	10,881,043
Ventas(a),(b)	992,192	72,449,860
		188,544,136
HOTEL 7.5%
Chatham Lodging Trust(a)	360,309	10,596,688
Extended Stay America	925,677	18,078,472
Hersha Hospitality Trust(a)	2,522,533	16,320,788
Host Hotels & Resorts(a),(b)	1,039,806	20,983,285
Strategic Hotels & Resorts(a),(e)	1,491,784	18,542,875
Sunstone Hotel Investors	1,916,269	31,944,204
		116,466,312
INDUSTRIALS 6.5%
Prologis(a),(b)	1,107,258	48,232,159
QTS Realty Trust, Class A	286,139	10,418,321
Rexford Industrial Realty	861,508	13,620,441
STAG Industrial	1,172,542	27,578,188
		99,849,109
OFFICE 16.4%
BioMed Realty Trust(a)	1,453,517	32,936,695
Boston Properties(a),(b)	192,744	27,076,677
Brandywine Realty Trust(a)	1,066,603	17,044,316
Douglas Emmett(a),(b)	828,297	24,691,534
Empire State Realty Trust, Class A(a),(b)	890,474	16,749,816
Equity Commonwealth(a),(b),(e)	552,378	14,665,636
Hudson Pacific Properties(a)	514,908	17,089,796
Kilroy Realty Corp.	450,225	34,293,638

	Number of Shares	Value
SL Green Realty Corp.(a),(b)	536,308	$68,851,221
		253,399,329
RESIDENTIAL 23.0%
APARTMENT 21.0%
American Homes 4 Rent, Class A(a),(b)	1,394,435	23,077,899
Apartment Investment & Management Co.(a),(b)	591,704	23,289,469
AvalonBay Communities(a),(b)	136,572	23,797,671
Equity Residential(a),(b)	1,410,791	109,844,187
Essex Property Trust(a),(b)	199,384	45,838,382
Home Properties	291,595	20,204,618
Mid-America Apartment Communities	332,023	25,655,417
UDR(a),(b)	1,522,988	51,827,282
		323,534,925
MANUFACTURED HOME 2.0%
Sun Communities	474,661	31,669,382
TOTAL RESIDENTIAL		355,204,307

SELF STORAGE 8.2%
CubeSmart(a),(b)	838,238	20,243,448
Extra Space Storage	602,291	40,696,803
Public Storage(a),(b)	203,604	40,138,492
Sovran Self Storage	266,969	25,079,068
		126,157,811
SHOPPING CENTERS 25.6%
COMMUNITY CENTER 10.6%
Brixmor Property Group(a)	798,625	21,203,494
DDR Corp.	1,338,703	24,926,650
Kimco Realty Corp.(a),(b)	1,325,764	35,596,763
Ramco-Gershenson Properties Trust	1,276,543	23,743,700
Regency Centers Corp.(a),(b)	515,720	35,089,589
Urban Edge Properties(a),(b)	996,692	23,621,600
		164,181,796
REGIONAL MALL 15.0%
General Growth Properties(a),(b)	1,658,858	49,019,254
Macerich Co. (The)(a)	459,704	38,766,838
Pennsylvania REIT	534,592	12,418,572

	Number of Shares	Value
Simon Property Group(a),(b)	667,159	$130,522,987
		230,727,651
TOTAL SHOPPING CENTERS		394,909,447

SPECIALTY 0.9%
CyrusOne(a),(b)	446,067	13,881,605
TOTAL COMMON STOCK (Identified cost—$1,059,519,864)		1,644,041,371

PREFERRED SECURITIES—$25 PAR VALUE 16.7%
BANKS 0.4%
Ally Financial, 7.00%, Series G, 144A ($1000 Par Value)(f)	3,000	3,079,219
Countrywide Capital V, 7.00%, due 11/1/36	32,186	833,295
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)	1,077	1,435,641
		5,348,155
BANKS—FOREIGN 0.6%
Barclays Bank PLC, 8.125%, Series V (United Kingdom)(a)	360,000	9,450,000

INDUSTRIALS 0.2%
CHS, 6.75%	107,931	2,808,365

INSURANCE—MULTI-LINE—FOREIGN 0.7%
ING Groep N.V., 7.05% (Netherlands)(a)	205,000	5,268,500
ING Groep N.V., 7.375% (Netherlands)	210,504	5,420,478
		10,688,978
REAL ESTATE 14.8%
DIVERSIFIED 4.5%
Colony Financial, 8.50%, Series A(a)	364,975	9,708,335
DuPont Fabros Technology, 7.875%, Series A(a)	200,000	5,122,000
DuPont Fabros Technology, 7.625%, Series B(a)	280,000	7,210,000
EPR Properties, 9.00%, Series E (Convertible)(a)	251,000	8,531,490
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	76,395	3,760,544
National Retail Properties, 6.625%, Series D	100,000	2,626,000
National Retail Properties, 5.70%, Series E	175,615	4,381,594
NorthStar Realty Finance Corp., 8.50%, Series D	158,522	4,127,913
NorthStar Realty Finance Corp., 8.75%, Series E	113,750	3,003,000
PS Business Parks, 5.75%, Series U	118,050	2,887,503
PS Business Parks, 5.70%, Series V	120,000	2,942,400
Urstadt Biddle Properties, 7.125%, Series F	106,600	2,825,966
Vornado Realty Trust, 6.625%, Series I	172,420	4,372,571
Vornado Realty Trust, 5.70%, Series K	136,024	3,388,358

	Number of Shares	Value
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	207,537	$5,400,113
		70,287,787
HEALTH CARE 0.2%
Health Care REIT, 6.50%, Series J	92,700	2,486,214

HOTEL 2.4%
Ashford Hospitality Trust, 9.00%, Series E(a)	405,000	10,773,000
Chesapeake Lodging Trust, 7.75%, Series A(a)	200,000	5,270,000
Hersha Hospitality Trust, 8.00%, Series B(a)	150,000	3,907,500
Hospitality Properties Trust, 7.125%, Series D	123,725	3,273,763
Pebblebrook Hotel Trust, 7.875%, Series A(a)	220,000	5,717,800
Pebblebrook Hotel Trust, 6.50%, Series C	160,000	4,040,000
Sunstone Hotel Investors, 8.00%, Series D(a)	180,000	4,698,000
		37,680,063
INDUSTRIALS 0.7%
First Potomac Realty Trust, 7.75%, Series A(a)	130,000	3,335,150
Monmouth Real Estate Investment Corp., 7.63%, Series A(c)	200,000	5,130,000
Monmouth Real Estate Investment Corp., 7.875%, Series B	80,000	2,140,000
		10,605,150
OFFICE 1.4%
American Realty Capital Properties, 6.70%, Series F(a),(b)	621,453	14,666,291
Corporate Office Properties Trust, 7.375%, Series L(a)	160,000	4,200,000
Hudson Pacific Properties, 8.375%, Series B	90,000	2,353,500
		21,219,791
RESIDENTIAL 1.5%
APARTMENT 0.9%
Alexandria Real Estate Equities, 7.00%, Series D(a)	301,256	8,962,366
Apartment Investment & Management Co., 6.875%(a)	204,000	5,459,040
		14,421,406
MANUFACTURED HOME 0.6%
Campus Crest Communities, 8.00%, Series A(a)	257,126	6,513,002
Equity Lifestyle Properties, 6.75%, Series C	115,994	3,073,841
		9,586,843
TOTAL RESIDENTIAL		24,008,249

SHOPPING CENTERS 3.3%
COMMUNITY CENTER 1.8%
Cedar Realty Trust, 7.25%, Series B(a)	160,000	4,100,800

	Number of Shares	Value
DDR Corp., 6.50%, Series J(a)	379,200	$9,684,768
Kite Realty Group Trust, 8.25%, Series A	140,000	3,640,700
Regency Centers Corp., 6.625%, Series 6	195,558	5,141,220
Weingarten Realty Investors, 6.50%, Series F	185,644	4,689,367
		27,256,855
REGIONAL MALL 1.5%
CBL & Associates Properties, 7.375%, Series D(a)	546,988	13,816,917
General Growth Properties, 6.375%, Series A	120,644	3,076,422
Pennsylvania REIT, 8.25%, Series A	159,000	4,213,500
Taubman Centers, 6.25%, Series K	78,767	1,982,565
		23,089,404
TOTAL SHOPPING CENTERS		50,346,259

SPECIALTY 0.8%
Digital Realty Trust, 7.00%, Series E	175,000	4,558,750
Digital Realty Trust, 7.375%, Series H	200,000	5,522,000
TravelCenters of America LLC, 8.00%, due 12/15/29	89,675	2,349,485
		12,430,235
TOTAL REAL ESTATE		229,063,748
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$237,172,338)		257,359,246

PREFERRED SECURITIES—CAPITAL SECURITIES 5.1%
BANKS 0.5%
Farm Credit Bank of Texas, 10.00%, Series I(a)	6,000	7,498,125

BANKS—FOREIGN 2.8%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	4,400,000	4,796,000
Barclays PLC, 8.00% (United Kingdom) (EUR)	2,150,000	2,580,825
Barclays PLC, 8.25% (United Kingdom)(a)	4,001,000	4,294,737
Credit Agricole SA, 7.875%, 144A (France)(f)	2,332,000	2,476,980
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(f)	2,291,000	2,465,689
Deutsche Bank AG, 7.50% (Germany)	4,000,000	4,075,000
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(f)	6,000,000	7,477,500
HBOS Capital Funding LP, 6.85% (United Kingdom)	5,200,000	5,363,145
Lloyds Banking Group PLC, 7.50% (United Kingdom)	4,000,000	4,260,000
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	4,000,000	5,060,000
		42,849,876

	Number of Shares	Value
FINANCE—DIVERSIFIED FINANCIAL SERVICES 0.3%
UBS Group AG, 7.00% (Switzerland)	2,800,000	$2,913,680
UBS Group AG, 7.125% (Switzerland)	2,400,000	2,520,600
		5,434,280
INSURANCE 0.9%
LIFE/HEALTH INSURANCE—FOREIGN 0.3%
La Mondiale Vie, 7.625% (France)	4,750,000	5,275,469
PROPERTY CASUALTY 0.3%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(f)	3,525,000	4,326,937
PROPERTY CASUALTY—FOREIGN 0.3%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	4,052,000	4,386,290
TOTAL INSURANCE		13,988,696

TELECOMMUNICATION 0.3%
Qualitytech LP/QTS Finance Corp., 5.875%, due 8/1/22, 144A(f)	3,998,000	4,122,938

UTILITIES 0.3%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(f)	4,250,000	5,136,015
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$71,885,486)		79,029,930

	Principal Amount
CORPORATE BONDS—REAL ESTATE—SHOPPING CENTERS 0.2%
General Shopping Finance Ltd., 10.00%, 144A (Cayman Islands)(c),(f)	$4,157,000	3,523,058
TOTAL CORPORATE BONDS (Identified cost—$4,157,000)		3,523,058

	Number of Shares
SHORT-TERM INVESTMENTS 0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(g)	10,400,000	10,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,400,000)		10,400,000

TOTAL INVESTMENTS (Identified cost—$1,383,134,688)	129.2%	$1,994,353,605

LIABILITIES IN EXCESS OF OTHER ASSETS	(29.2)	(450,275,562)

NET ASSETS (Equivalent to $14.08 per share based on 109,646,321 shares of common stock outstanding)	100.0%	$1,544,078,043

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)    All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $1,011,650,347 in aggregate has been pledged as collateral.

(b)    A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $417,597,695 in aggregate has been rehypothecated.

(c)     Illiquid security. Aggregate holdings equal 0.6% of the net assets of the Fund.

(d)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(e)     Non-income producing security.

(f)      Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.1% of the net assets of the Fund, of which 0.2% are illiquid.

(g)     Rate quoted represents the annualized seven-day yield of the Fund.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Real Estate - Diversified	$95,629,315	$95,629,315	$—	$—	(a)
Other Industries	1,548,412,056	1,548,412,056	—	—
Preferred Securities - $25 Par Value:
Banks	5,348,155	2,268,936	3,079,219	—
Real Estate — Residential - Apartment	14,421,406	5,459,040	8,962,366	—
Other Industries	237,589,685	237,589,685	—	—
Preferred Securities - Capital Securities:
Banks	7,498,125	—	—	7,498,125
Other Industries	71,531,805	—	71,531,805	—
Corporate Bonds	3,523,058	—	3,523,058	—
Short-Term Investments	10,400,000	—	10,400,000	—
Total Investments(b)	$1,994,353,605	$1,889,359,032	$97,496,448	$7,498,125	(c)

(a)    BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b)    Portfolio holdings are disclosed individually on the Schedule of Investments.

(c)     Certain Level 3 investments are valued by a third-party pricing service. At March 31, 2015, the value of these securities was $7,498,125. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Total Investments in Securities
Balance as of December 31, 2014	$7,338,750
Change in unrealized appreciation (depreciation)	159,375
Balance as of March 31, 2015	$7,498,125

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $159,375.

Note 2.   Derivative Instruments

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. At March 31, 2015, the Fund did not have any written option contracts outstanding.

Transactions in written option contracts during the three months ended March 31, 2015, were as follows:

	Number of Contracts	Premiums
Written option contracts outstanding at December 31, 2014	41,610	$3,744,900
Option contracts expired	(20,805)	(2,205,330)
Option contracts terminated in closing transactions	(20,805)	(1,539,570)
Written option contracts outstanding at March 31, 2015	—	$—

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 3.   Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,383,134,688
Gross unrealized appreciation	$616,103,496
Gross unrealized depreciation	(4,884,579)
Net unrealized appreciation	$611,218,917

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: May 27, 2015